Payable taxes and other accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payable taxes and other accrued expenses
Accrued expenses	$ 145,123	$ 183,175	$ 171,046
Taxes payable other than income tax	220,524	262,772	158,589
Accrued interest	69,125	43,254	42,425
Total payable taxes and other accrued expenses	$ 434,772	$ 489,201	$ 372,060